INVESTMENTS IN REHABILITATION AND OTHER FUNDS (Tables)	12 Months Ended
Jun. 30, 2025
Miscellaneous non-current assets [abstract]
Investments in environmental rehabilitation guarantees

Amounts in R million	Note	2025	2024

Investment in Guardrisk Cell Captive (a)		1,002.8	912.5
Balance at the beginning of the year		912.5	789.7
Contributions		—	38.3
Growth	6	90.3	84.5
Investments in rehabilitation and other funds		1,002.8	912.5

(a) Investment in Guardrisk Cell Captive
The investment in the cell captive is allocated as follows:		1,002.8	912.5
Environmental rehabilitation		765.0	697.5
Directors’ and officers’ insurance		118.4	108.5
Other funds		119.4	106.5

Sensitivity analysis for types of market risk

Amounts in R million	2025	2024

100bp increase	10.0	9.1
100bp (decrease)	(10.0)	(9.1)

Amounts in R million	2025	2024

10% increase	23.0	—
10% (decrease)	(23.0)	—